Label	Element	Value
TIAA-CREF Lifecycle 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001084380_SupplementTextBlock

Lifecycle 2055 Fund

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

     The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2014, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

     The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

     Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

     The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of May 31, 2013, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds		Allocation

EQUITY	89.80%	U.S. Equity	63.58%	•	Large-Cap Value Fund	12.23%
				•	Enhanced Large-Cap Value Index Fund	12.13%
				•	Large-Cap Growth Fund	11.34%
				•	Enhanced Large-Cap Growth Index Fund	11.20%
				•	Growth & Income Fund	10.13%
				•	Small-Cap Equity Fund	5.00%
				•	Mid-Cap Value Fund	0.84%
				•	Mid-Cap Growth Fund	0.71%

		International Equity	26.22%	•	International Equity Fund	8.71%
				•	Enhanced International Equity Index Fund	7.68%
				•	Emerging Markets Equity Fund	5.76%
				•	Global Natural Resources Fund	2.43%
				•	International Opportunities Fund	1.64%

FIXED-INCOME	10.20%	Fixed-Income	9.87%	•	High-Yield Fund	5.96%
				•	Bond Plus Fund	3.91%

		Short-Term Fixed-Income	0.33%	•	Money Market Fund	0.33%

Total	100.00%		100.00%			100.00%

     The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds
Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	63.00	27.00	10.00	-	-
40	63.00	27.00	10.00	-	-
35	63.00	27.00	10.00	-	-
30	63.00	27.00	10.00	-	-
25	63.00	27.00	10.00	-	-
20	57.40	24.60	18.00	-	-
15	51.80	22.20	26.00	-	-
10	46.20	19.80	30.00	2.00	2.00
5	40.60	17.40	34.00	4.00	4.00
0	35.00	15.00	38.00	6.00	6.00
-5	31.50	13.50	39.00	8.00	8.00
-10	28.00	12.00	40.00	10.00	10.00
-15	28.00	12.00	40.00	10.00	10.00
-20	28.00	12.00	40.00	10.00	10.00
-25	28.00	12.00	40.00	10.00	10.00
-30	28.00	12.00	40.00	10.00	10.00

     The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

     Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifecycle 2055 Fund